Fees Summary	Jul. 01, 2025 USD ($) shares
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate amount for such offering is $97,750,000, which includes $12,750,000 aggregate principal amount of 9.875% Senior Notes due 2030 that may be offered and sold pursuant to the exercise in full of the underwriters' option to purchase additional notes to cover over-allotments, if any.
Narrative - Max Aggregate Offering Price | $	$ 97,750,000.00
Narrative - Max Aggregate Offering Amount | shares	97,750,000
Final Prospectus	true